UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	December 31

Date of reporting period: 	September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Core Equity Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Core Equity Fund
Securities owned by the fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 99.92%                                                                                                  $398,717,564
(Cost $332,001,364)

Aerospace & Defense 2.38%                                                                                                9,481,096
Boeing Co. (The)                                                                                         100,000         5,162,000
Honeywell International, Inc.                                                                             40,500         1,452,330
United Technologies Corp.                                                                                 30,700         2,866,766

Air Freight & Logistics 1.22%                                                                                            4,850,054
FedEx Corp.                                                                                               56,600         4,850,054

Apparel Retail 1.14%                                                                                                     4,533,259
Gap, Inc. (The)                                                                                           78,800         1,473,560
Limited Brands                                                                                            63,900         1,424,331
TJX Cos., Inc. (The)                                                                                      74,200         1,635,368

Apparel, Accessories & Luxury Goods 0.25%                                                                                  988,386
Coach, Inc. (I)                                                                                           23,300           988,386

Application Software 0.54%                                                                                               2,174,660
Intuit, Inc. (I)                                                                                          47,900         2,174,660

Auto Parts & Equipment 0.41%                                                                                             1,651,984
Magna International, Inc. (Class A) (Canada)                                                              22,300         1,651,984

Automobile Manufacturers 0.95%                                                                                           3,797,712
General Motors Corp. (L)                                                                                  89,400         3,797,712

Biotechnology 1.23%                                                                                                      4,908,488
Amgen, Inc. (I)                                                                                           86,600         4,908,488

Brewers 0.40%                                                                                                            1,593,405
Anheuser-Busch Cos., Inc.                                                                                 31,900         1,593,405

Broadcasting & Cable TV 1.46%                                                                                            5,826,218
Clear Channel Communications, Inc.                                                                        24,200           754,314
Comcast Corp. (Class A) (I)(L)                                                                           179,600         5,071,904

Building Products 0.23%                                                                                                    932,310
Masco Corp.                                                                                               27,000           932,310

Communications Equipment 3.33%                                                                                          13,282,712
Cisco Systems, Inc. (I)                                                                                  262,400         4,749,440
Motorola, Inc.                                                                                           280,200         5,054,808
QUALCOMM, Inc.                                                                                            89,100         3,478,464

Computer & Electronics Retail 0.69%                                                                                      2,773,260
Best Buy Co., Inc.                                                                                        28,900         1,567,536
Circuit City Stores-Circuit City Group                                                                    78,600         1,205,724

Computer Hardware 3.56%                                                                                                 14,203,772
Apple Computer, Inc. (I)                                                                                  68,600         2,658,250
Dell, Inc. (I)(L)                                                                                        155,000         5,518,000
International Business Machines Corp.                                                                     70,300         6,027,522

Consumer Finance 1.56%                                                                                                   6,224,920
Capital One Financial Corp. (L)                                                                           41,200         3,044,680
MBNA Corp.                                                                                               126,200         3,180,240

Data Processing & Outsourced Services 1.27%                                                                              5,079,168
Automatic Data Processing, Inc.                                                                           71,400         2,950,248
Computer Sciences Corp. (I)(L)                                                                            45,200         2,128,920

Department Stores 1.08%                                                                                                  4,316,035
Federated Department Stores, Inc.                                                                         44,500         2,021,635
Nordstrom, Inc.                                                                                           60,000         2,294,400

Distillers & Vintners 0.29%                                                                                              1,141,800
Constellation Brands, Inc. (I)                                                                            30,000         1,141,800

Diversified Banks 3.64%                                                                                                 14,532,895
Bank of America Corp.                                                                                    192,400         8,336,692
Comerica, Inc.                                                                                            41,500         2,463,025
Wachovia Corp.                                                                                            47,000         2,206,650
Wells Fargo & Co.                                                                                         25,600         1,526,528

Diversified Chemicals 1.04%                                                                                              4,147,524
Dow Chemical Co. (The)                                                                                    91,800         4,147,524

Diversified Commercial Services 0.91%                                                                                    3,614,795
Accenture Ltd. (Class A) (Bermuda) (I)                                                                   101,300         2,740,165
Dun & Bradstreet Corp. (The) (I)                                                                          14,900           874,630

Diversified Metals & Mining 0.37%                                                                                        1,472,480
Phelps Dodge Corp.                                                                                        16,000         1,472,480

Electric Utilities 1.48%                                                                                                 5,917,104
Edison International                                                                                      99,200         2,629,792
TXU Corp. (L)                                                                                             68,600         3,287,312

Electrical Components & Equipment 1.13%                                                                                  4,504,206
American Power Conversion Corp. (I)(L)                                                                    65,400         1,137,306
Rockwell Automation, Inc. (L)                                                                             87,000         3,366,900

Food Distributors 0.33%                                                                                                  1,325,456
SYSCO Corp.                                                                                               44,300         1,325,456

Footwear 0.36%                                                                                                           1,449,920
Nike, Inc. (Class B)                                                                                      18,400         1,449,920

Forest Products 0.25%                                                                                                    1,004,265
Louisiana-Pacific Corp.                                                                                   38,700         1,004,265

Health Care Distributors 0.57%                                                                                           2,266,562
AmerisourceBergen Corp. (L)                                                                               42,200         2,266,562

Health Care Equipment 2.02%                                                                                              8,064,159
Becton, Dickinson & Co.                                                                                   37,200         1,923,240
Biomet, Inc.                                                                                              42,600         1,997,088
Medtronic, Inc.                                                                                           41,700         2,164,230
St. Jude Medical, Inc. (I)                                                                                26,300         1,979,601

Health Care Services 0.28%                                                                                               1,102,241
Lincare Holdings, Inc. (I)                                                                                37,100         1,102,241

Home Improvement Retail 2.03%                                                                                            8,126,160
Home Depot, Inc. (The)                                                                                   207,300         8,126,160

Homebuilding 0.63%                                                                                                       2,525,178
Centex Corp.                                                                                              31,800         1,604,628
Pulte Homes, Inc.                                                                                         15,000           920,550

Hotels, Resorts & Cruise Lines 0.33%                                                                                     1,324,452
Hilton Hotels Corp.                                                                                       70,300         1,324,452

Household Products 1.02%                                                                                                 4,070,028
Kimberly-Clark Corp.                                                                                      30,000         1,937,700
Procter & Gamble Co. (The)                                                                                39,400         2,132,328

Housewares & Specialties 0.67%                                                                                           2,667,240
Fortune Brands, Inc.                                                                                      36,000         2,667,240

Hypermarkets & Super Centers 1.17%                                                                                       4,681,600
Wal-Mart Stores, Inc.                                                                                     88,000         4,681,600

Industrial Conglomerates 6.37%                                                                                          25,398,787
3M Co.                                                                                                    56,700         4,534,299
General Electric Co.                                                                                     398,900        13,395,062
Textron, Inc.                                                                                             31,400         2,018,078
Tyco International Ltd. (Bermuda) (L)                                                                    177,800         5,451,348

Industrial Machinery 0.65%                                                                                               2,574,256
Danaher Corp.                                                                                             50,200         2,574,256

Integrated Oil & Gas 5.54%                                                                                              22,117,713
BP p.l.c., American Depositary Receipt (United Kingdom)                                                   24,900         1,432,497
ConocoPhillips                                                                                            67,800         5,617,230
Exxon Mobil Corp.                                                                                        270,300        13,063,599
Murphy Oil Corp.                                                                                          23,100         2,004,387

Integrated Telecommunication Services 2.33%                                                                              9,289,467
BellSouth Corp. (L)                                                                                      100,100         2,714,712
Sprint Corp. (L)                                                                                          90,100         1,813,713
Verizon Communications, Inc. (L)                                                                         120,900         4,761,042

Investment Banking & Brokerage 2.13%                                                                                     8,509,850
Bear Stearns Cos., Inc. (The)                                                                             16,100         1,548,337
Goldman Sachs Group, Inc. (The)                                                                           41,600         3,878,784
Morgan Stanley                                                                                            62,530         3,082,729

Leisure Products 0.50%                                                                                                   2,018,016
Brunswick Corp.                                                                                           44,100         2,018,016

Life & Health Insurance 1.82%                                                                                            7,272,165
AFLAC, Inc. (L)                                                                                           19,700           772,437
Lincoln National Corp.                                                                                    30,000         1,410,000
Prudential Financial, Inc.                                                                               108,200         5,089,728

Managed Health Care 1.91%                                                                                                7,619,833
Anthem, Inc. (I)(L)                                                                                       37,300         3,254,425
UnitedHealth Group, Inc.                                                                                  59,200         4,365,408

Motorcycle Manufacturers 0.24%                                                                                             951,040
Harley-Davidson, Inc.                                                                                     16,000           951,040

Movies & Entertainment 0.75%                                                                                             2,981,110
Disney (Walt) Co. (The)                                                                                  132,200         2,981,110

Multi-Line Insurance 3.15%                                                                                              12,567,255
American International Group, Inc.                                                                       108,600         7,383,714
Hartford Financial Services Group, Inc. (The)                                                             83,700         5,183,541

Multi-Utilities & Unregulated Power 1.00%                                                                                3,984,113
Constellation Energy Group, Inc.                                                                          33,600         1,338,624
Sempra Energy                                                                                             73,100         2,645,489

Office Electronics 0.53%                                                                                                 2,099,328
Xerox Corp. (I)(L)                                                                                       149,100         2,099,328

Oil & Gas Equipment & Services 0.86%                                                                                     3,432,508
Baker Hughes, Inc.                                                                                        49,800         2,177,256
National-Oilwell, Inc. (I)                                                                                38,200         1,255,252

Oil & Gas Exploration & Production 2.05%                                                                                 8,167,773
Devon Energy Corp.                                                                                        33,700         2,393,037
EOG Resources, Inc.                                                                                       36,800         2,423,280
Pioneer Natural Resources Co.                                                                             97,200         3,351,456

Other Diversified Financial Services 5.81%                                                                              23,198,785
CIT Group, Inc.                                                                                           61,300         2,292,007
Citigroup, Inc.                                                                                          277,200        12,230,064
J.P. Morgan Chase & Co.                                                                                  218,392         8,676,714

Paper Products 0.20%                                                                                                       805,280
Georgia-Pacific Corp.                                                                                     22,400           805,280

Personal Products 1.35%                                                                                                  5,383,472
Avon Products, Inc.                                                                                       75,400         3,293,472
Estee Lauder Cos., Inc. (The) (Class A)                                                                   50,000         2,090,000

Pharmaceuticals 6.55%                                                                                                   26,158,833
Abbot Laboratories                                                                                        74,700         3,164,292
Johnson & Johnson                                                                                        180,200        10,150,666
Lilly (Eli) & Co.                                                                                         19,900         1,194,995
Merck & Co., Inc.                                                                                        120,900         3,989,700
Pfizer, Inc.                                                                                             250,300         7,659,180

Property & Casualty Insurance 1.18%                                                                                      4,697,378
Allstate Corp. (The)                                                                                      66,400         3,186,536
St. Paul Travelers Cos., Inc. (The)                                                                       45,700         1,510,842

Publishing 0.73%                                                                                                         2,895,384
McGraw-Hill Cos., Inc. (The)                                                                              21,100         1,681,459
Tribune Co.                                                                                               29,500         1,213,925

Railroads 0.39%                                                                                                          1,537,558
Norfolk Southern Corp.                                                                                    51,700         1,537,558

Regional Banks 0.32%                                                                                                     1,261,173
UnionBanCal Corp.                                                                                         21,300         1,261,173

Reinsurance 0.31%                                                                                                        1,248,744
Everest Re Group, Ltd. (Bermuda)                                                                          16,800         1,248,744

Semiconductors 1.62%                                                                                                     6,480,875
Analog Devices, Inc.                                                                                      37,000         1,434,860
ATI Technologies, Inc. (Canada) (I)                                                                       39,700           608,601
Intel Corp.                                                                                              170,500         3,420,230
Texas Instruments, Inc.                                                                                   47,800         1,017,184

Soft Drinks 1.66%                                                                                                        6,616,260
Coca-Cola Co. (The)                                                                                      165,200         6,616,260

Specialty Chemicals 0.48%                                                                                                1,907,868
Rohm & Haas Co.                                                                                           44,400         1,907,868

Steel 0.37%                                                                                                              1,471,057
Nucor Corp.                                                                                               16,100         1,471,057

Systems Software 4.03%                                                                                                  16,079,740
Microsoft Corp.                                                                                          445,200        12,309,780
Oracle Corp. (I)                                                                                         161,500         1,821,720
Symantec Corp. (I)                                                                                        35,500         1,948,240

Technology Distributors 0.29%                                                                                            1,154,797
CDW Corp.                                                                                                 19,900         1,154,797

Thrifts & Mortgage Finance 1.94%                                                                                         7,734,928
Fannie Mae                                                                                                65,200         4,133,680
Freddie Mac                                                                                               55,200         3,601,248

Tobacco 1.87%                                                                                                            7,472,808
Altria Group, Inc.                                                                                       122,700         5,771,808
Reynolds American, Inc.                                                                                   25,000         1,701,000

Trading Companies & Distributors 0.52%                                                                                   2,086,930
Grainger (W.W.), Inc.                                                                                     36,200         2,086,930

Wireless Telecommunication Services 0.25%                                                                                  986,976
Nextel Communications, Inc. (Class A) (I)(L)                                                              41,400           986,976

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate (%)          ($000)            Value
Short-term investments 11.32%                                                                                          $45,157,192
(Cost $45,157,192)

Joint Repurchase Agreement 0.25%                                                                                           983,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                               1.760               983           983,000

                                                                                                          Shares
Cash Equivalents 11.07%                                                                                                 44,174,192
AIM Cash Investment Trust (T)                                                                         44,174,192        44,174,192

Total investments 111.24%                                                                                             $443,874,756

Other assets and liabilities, net (11.24%)                                                                            ($44,842,933)

Total net assets 100.00%                                                                                              $399,031,823


(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $377,158,556.

     Gross unrealized appreciation and depreciation of investments aggregated $74,766,033 and $8,049,833, respectively, resulting in net unrealized appreciation of $66,716,200.

For more information

Trustees

Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Core Equity Fund.



250Q3  9/04
      11/04

JOHN HANCOCK
U.S. Global Leaders Growth Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 97.78%                                                                                                  $906,374,118
(Cost $791,412,459)

Air Freight & Logistics 5.14%                                                                                           47,662,576
United Parcel Service, Inc. (Class B) (L)                                                                627,800        47,662,576

Asset Management & Custody Banks 3.55%                                                                                  32,910,190
State Street Corp. (L)                                                                                   770,550        32,910,190

Biotechnology 2.22%                                                                                                     20,545,216
Genzyme Corp. (I)(L)                                                                                     377,600        20,545,216

Brewers 4.78%                                                                                                           44,345,610
Anheuser-Busch Cos., Inc. (L)                                                                            887,800        44,345,610

Computer Hardware 6.47%                                                                                                 59,959,300
Dell, Inc. (I)(L)                                                                                      1,684,250        59,959,300

Data Processing & Outsourced Services 4.31%                                                                             39,913,054
Automatic Data Processing, Inc.                                                                          965,950        39,913,054

Food Distributors 2.30%                                                                                                 21,332,960
SYSCO Corp.                                                                                              713,000        21,332,960

Health Care Equipment 5.12%                                                                                             47,421,030
Medtronic, Inc. (L)                                                                                      913,700        47,421,030

Home Improvement Retail 5.55%                                                                                           51,457,840
Home Depot, Inc. (The)                                                                                 1,312,700        51,457,840

Household Products 8.29%                                                                                                76,859,571
Colgate-Palmolive Co.                                                                                    898,250        40,582,935
Procter & Gamble Co. (The)                                                                               670,300        36,276,636

Hypermarkets & Super Centers 3.85%                                                                                      35,711,192
Wal-Mart Stores, Inc.                                                                                    671,263        35,711,192

Insurance Brokers 2.45%                                                                                                 22,660,352
Marsh & McLennan Cos., Inc. (L)                                                                          495,200        22,660,352

Multi-Line Insurance 4.78%                                                                                              44,347,293
American International Group, Inc. (L)                                                                   652,262        44,347,293

Packaged Foods & Meats 3.28%                                                                                            30,420,455
Wrigley (Wm.) Jr. Co. (L)                                                                                480,500        30,420,455

Personal Products 4.15%                                                                                                 38,508,990
Gillette Co. (The) (L)                                                                                   922,592        38,508,990

Pharmaceuticals 8.86%                                                                                                   82,100,657
Johnson & Johnson (L)                                                                                    790,900        44,551,397
Pfizer, Inc.                                                                                           1,227,100        37,549,260

Restaurants 3.93%                                                                                                       36,450,737
Starbucks Corp. (I)(L)                                                                                   801,820        36,450,737

Soft Drinks 3.39%                                                                                                       31,419,225
Coca-Cola Co. (The)                                                                                      784,500        31,419,225

Specialty Stores 9.29%                                                                                                  86,105,005
Staples, Inc. (L)                                                                                      1,850,125        55,170,728
Tiffany & Co.                                                                                          1,006,320        30,934,277

Systems Software 6.07%                                                                                                  56,242,865
Microsoft Corp.                                                                                        2,034,100        56,242,865

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate (%)          ($000)            Value
Short-term investments 26.02%                                                                                         $241,178,981
(Cost $241,178,981)

Joint Repurchase Agreement 1.65%                                                                                        15,275,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                               1.760            15,275        15,275,000

                                                                                                          Shares
Cash Equivalents 24.37%                                                                                                225,903,981
AIM Cash Investment Trust (T)                                                                        225,903,981       225,903,981

Total investments 123.80%                                                                                           $1,147,553,099

Other assets and liabilities, net (23.80%)                                                                           ($220,599,072)

Total net assets 100.00%                                                                                              $926,954,027


(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(T)  Represents investment of securities lending collateral.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $1,032,591,440.

     Gross unrealized appreciation and depreciation of investments aggregated $129,183,910 and $14,222,251, respectively, resulting in net unrealized appreciation of $114,961,659.

For more information

Trustees

Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser

Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock U.S. Global Leaders Growth Fund.



260Q3  9/04
      11/04

JOHN HANCOCK
Classic Value Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 96.27%                                                                                                $1,333,994,128
(Cost $1,282,971,000)

Aerospace & Defense 3.87%                                                                                               53,639,632
Boeing Co. (The) (L)                                                                                   1,039,125        53,639,632

Auto Parts & Equipment 3.10%                                                                                            42,935,578
Johnson Controls, Inc.                                                                                   755,775        42,935,578

Computer & Electronics Retail 2.24%                                                                                     30,984,184
RadioShack Corp.                                                                                       1,081,850        30,984,184

Computer Hardware 4.92%                                                                                                 68,237,812
Hewlett-Packard Co.                                                                                    3,639,350        68,237,812

Diversified Banks 4.21%                                                                                                 58,327,596
Bank of America Corp.                                                                                    753,892        32,666,140
Comerica, Inc.                                                                                           432,375        25,661,456

Diversified Commercial Services 2.34%                                                                                   32,484,240
Cendant Corp. (L)                                                                                      1,503,900        32,484,240

Electric Utilities 3.89%                                                                                                53,955,286
SCANA Corp.                                                                                              390,325        14,574,736
Wisconsin Energy Corp.                                                                                 1,234,500        39,380,550

Health Care Distributors 2.29%                                                                                          31,774,579
McKesson Corp.                                                                                         1,238,775        31,774,579

Health Care Equipment 1.18%                                                                                             16,387,932
Baxter International, Inc. (L)                                                                           509,575        16,387,932

Health Care Facilities 1.95%                                                                                            26,988,264
HCA, Inc. (L)                                                                                            707,425        26,988,264

Household Appliances 4.00%                                                                                              55,427,016
Whirlpool Corp. (L)                                                                                      922,400        55,427,016

Insurance Brokers 3.49%                                                                                                 48,288,948
Aon Corp. (L)                                                                                          1,680,200        48,288,948

Integrated Oil & Gas 5.98%                                                                                              82,899,101
BP Plc, American Depositary Receipt (ADR) (United Kingdom)                                               665,000        38,257,450
ConocoPhillips                                                                                           538,825        44,641,651

Investment Banking & Brokerage 5.89%                                                                                    81,581,835
Citigroup, Inc.                                                                                          896,975        39,574,537
Morgan Stanley                                                                                           852,075        42,007,298

IT Consulting & Other Services 4.85%                                                                                    67,226,087
Computer Associates International, Inc. (L)                                                            2,556,125        67,226,087

Life & Health Insurance 2.23%                                                                                           30,896,251
Torchmark Corp. (L)                                                                                      580,975        30,896,251

Managed Health Care 3.78%                                                                                               52,305,270
Aetna, Inc.                                                                                               97,525         9,745,673
CIGNA Corp. (L)                                                                                          611,225        42,559,597

Multi-Line Insurance 12.51%                                                                                            173,396,051
Allstate Corp. (The)                                                                                     712,300        34,183,277
Loews Corp.                                                                                              614,600        35,954,100
MBIA, Inc.                                                                                               636,825        37,069,583
MetLife, Inc. (L)                                                                                      1,322,650        51,120,422
Radian Group, Inc. (L)                                                                                   325,950        15,068,669

Other Diversified Financial Services 2.79%                                                                              38,586,480
CIT Group, Inc.                                                                                        1,032,000        38,586,480

Packaged Foods & Meats 3.64%                                                                                            50,449,163
Sara Lee Corp. (L)                                                                                     2,206,875        50,449,163

Pharmaceuticals 3.12%                                                                                                   43,225,562
Bristol-Myers Squibb Co.                                                                               1,826,175        43,225,562

Property & Casualty Insurance 2.31%                                                                                     31,996,976
XL Capital Ltd. (Class A) (Cayman Islands) (L)                                                           432,450        31,996,976

Railroads 2.99%                                                                                                         41,374,530
Union Pacific Corp. (L)                                                                                  706,050        41,374,530

Thrifts & Mortgage Finance 7.11%                                                                                        98,558,115
Fannie Mae                                                                                               702,900        44,563,860
Freddie Mac                                                                                              827,625        53,994,255

Tobacco 1.59%                                                                                                           22,067,640
Altria Group, Inc.                                                                                       469,125        22,067,640

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate (%)          ($000)            Value
Short-term investments 20.18%                                                                                         $279,664,214
(Cost $279,664,214)

Joint Repurchase Agreement 5.39%                                                                                        74,766,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                               1.760            74,766        74,766,000

                                                                                                          Shares
Cash Equivalents 14.79%                                                                                                204,898,214
AIM Cash Investment Trust (T)                                                                        204,898,214       204,898,214

Total investments 116.45%                                                                                           $1,613,658,342

Other assets and liabilities, net (16.45%)                                                                           ($227,948,147)

Total net assets 100.00%                                                                                            $1,385,710,195


(L)  All or a portion of this security is on loan on September 30, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $1,562,635,214.

     Gross unrealized appreciation and depreciation of investments aggregated $81,389,072 and ($30,365,944), respectively, resulting in net unrealized appreciation of $51,023,128.

For more information

Trustees

Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser

Pzena Investment Management, LLC
120 West 45th Street, 34th Floor
New York, New York 10036

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Classic Value Fund.



380Q3  9/04
      11/04

JOHN HANCOCK
Large Cap Select Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 93.84%                                                                                                   $68,658,360
(Cost $55,143,779)

Advertising 3.50%                                                                                                        2,557,100
Omnicom Group, Inc.                                                                                       35,000         2,557,100

Aerospace & Defense 3.07%                                                                                                2,246,200
General Dynamics Corp.                                                                                    22,000         2,246,200

Application Software 3.21%                                                                                               2,350,250
Microsoft Corp.                                                                                           85,000         2,350,250

Asset Management & Custody Banks 3.33%                                                                                   2,434,470
State Street Corp.                                                                                        57,000         2,434,470

Brewers 3.76%                                                                                                            2,747,250
Anheuser-Busch Cos., Inc.                                                                                 55,000         2,747,250

Consumer Finance 2.81%                                                                                                   2,058,400
American Express Co.                                                                                      40,000         2,058,400

Data Processing & Outsourced Services 7.24%                                                                              5,295,800
Automatic Data Processing, Inc.                                                                           65,000         2,685,800
First Data Corp.                                                                                          60,000         2,610,000

Diversified Commercial Services 3.22%                                                                                    2,354,240
Cintas Corp. (L)                                                                                          56,000         2,354,240

Food Distributors 3.27%                                                                                                  2,393,600
SYSCO Corp.                                                                                               80,000         2,393,600

Health Care Distributors 2.39%                                                                                           1,750,800
Cardinal Health, Inc.                                                                                     40,000         1,750,800

Home Improvement Retail 4.29%                                                                                            3,136,000
Home Depot, Inc. (The)                                                                                    80,000         3,136,000

Household Products 3.70%                                                                                                 2,706,000
Procter & Gamble Co. (The)                                                                                50,000         2,706,000

Hypermarkets & Super Centers 3.78%                                                                                       2,766,400
Wal-Mart Stores, Inc.                                                                                     52,000         2,766,400

Industrial Conglomerates 4.13%                                                                                           3,022,200
General Electric Co.                                                                                      90,000         3,022,200

Industrial Machinery 3.18%                                                                                               2,329,250
Illinois Tool Works, Inc.                                                                                 25,000         2,329,250

Insurance Brokers 4.15%                                                                                                  3,032,750
Berkshire Hathaway, Inc. (Class A) (I)                                                                        35         3,032,750

Investment Banking & Brokerage 3.32%                                                                                     2,426,600
Citigroup, Inc.                                                                                           55,000         2,426,600

Motorcycle Manufacturers 3.66%                                                                                           2,674,800
Harley-Davidson, Inc.                                                                                     45,000         2,674,800

Oil & Gas Exploration & Production 3.30%                                                                                 2,416,500
Exxon Mobil Corp.                                                                                         50,000         2,416,500

Packaged Foods & Meats 3.63%                                                                                             2,659,020
Wrigley (Wm.) Jr. Co.                                                                                     42,000         2,659,020

Pharmaceuticals 10.43%                                                                                                   7,632,430
Abbot Laboratories                                                                                        57,000         2,414,520
Johnson & Johnson                                                                                         47,000         2,647,510
Pfizer, Inc.                                                                                              84,000         2,570,400

Publishing 3.43%                                                                                                         2,512,800
Gannett Co., Inc.                                                                                         30,000         2,512,800

Restaurants 3.21%                                                                                                        2,352,000
Wendy's International, Inc.                                                                               70,000         2,352,000

Soft Drinks 3.83%                                                                                                        2,803,500
Coca-Cola Co. (The)                                                                                       70,000         2,803,500

                                                                                         Interest      Par value
Issuer, description, maturity date                                                       rate (%)          ($000)            Value
Short-term investments 6.68%                                                                                            $4,884,108
(Cost $4,884,108)

Joint Repurchase Agreement 4.61%                                                                                         3,369,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)                               1.760             3,369         3,369,000

                                                                                                          Shares
Cash Equivalents 2.07%                                                                                                   1,515,108
AIM Cash Investment Trust (T)                                                                          1,515,108         1,515,108

Total investments 100.52%                                                                                              $73,542,468

Other assets and liabilities, net (0.52%)                                                                                ($377,670)

Total net assets 100.00%                                                                                               $73,164,798


(I)  Non-income-producing security.

(L)  All or a portion of this security is on loan on September 30, 2004.

(T)  Represents investment of securities lending collateral.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $60,027,887.

     Gross unrealized appreciation and depreciation of investments aggregated $15,174,401 and ($1,659,820), respectively, resulting in net unrealized appreciation of $13,514,581.

For more information

Trustees

Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser

Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Large Cap Select Fund.



490Q3  9/04
      11/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 23, 2004